Average Annual Total Returns			12 Months Ended	60 Months Ended	95 Months Ended	110 Months Ended	116 Months Ended	120 Months Ended	125 Months Ended	165 Months Ended	189 Months Ended	195 Months Ended	198 Months Ended	216 Months Ended	233 Months Ended	254 Months Ended	266 Months Ended	302 Months Ended	334 Months Ended	358 Months Ended	372 Months Ended			375 Months Ended		395 Months Ended	404 Months Ended	464 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LARGE CAP FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.59%	12.07%				12.17%				12.13%
Performance Inception Date		Sep. 30, 2009
LARGE CAP FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.61%	8.72%				9.61%				9.77%
LARGE CAP FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.80%	9.06%				9.45%				9.61%
LARGE CAP FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%				14.29%
LARGE CAP FUND - Class F Prospectus | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%	13.59%				14.59%				14.18%
LARGE CAP VALUE FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.92%	12.07%				9.92%																10.69%	[1]
Performance Inception Date		Oct. 03, 1994
LARGE CAP VALUE FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.20%	9.78%				8.20%																7.57%	[1]
LARGE CAP VALUE FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.79%	9.31%				7.77%																7.35%	[1]
LARGE CAP VALUE FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%																11.05%	[1]
LARGE CAP VALUE FUND - Class F Prospectus | Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.91%	11.33%				10.53%																9.89%	[1]
LARGE CAP GROWTH FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.22%	14.24%				15.94%													10.51%
Performance Inception Date		Dec. 20, 1994
LARGE CAP GROWTH FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.31%	10.15%				12.88%													9.07%
LARGE CAP GROWTH FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.00%	10.51%				12.53%													8.84%
LARGE CAP GROWTH FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%													11.14%
LARGE CAP GROWTH FUND - Class F Prospectus | Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.56%	15.32%				18.13%													11.80%
LARGE CAP INDEX FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.04%	13.29%	13.12%
Performance Inception Date		Jan. 31, 2018
LARGE CAP INDEX FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.50%	12.53%	12.46%
LARGE CAP INDEX FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.07%	10.55%	10.68%
LARGE CAP INDEX FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	13.68%
LARGE CAP INDEX FUND - Class F Prospectus | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%	13.59%	13.43%
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.94%	11.87%				11.96%											7.39%
Performance Inception Date		Mar. 05, 1998
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			16.50%	10.50%				10.86%											6.88%
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.32%	9.22%				9.67%											6.28%
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%											8.98%
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%	13.59%				14.59%											9.06%
S&P 500 INDEX FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		17.57%	14.13%				14.49%												9.83%
Performance Inception Date	[2]	Feb. 28, 1996
S&P 500 INDEX FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		15.19%	11.89%				12.77%												8.81%
S&P 500 INDEX FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		11.99%	10.90%				11.71%												8.34%
S&P 500 INDEX FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		17.88%	14.42%				14.82%												10.22%
SMALL CAP FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.06%	8.29%				8.76%				9.57%
Performance Inception Date		Sep. 30, 2009
SMALL CAP FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.52%	5.57%				6.77%				7.49%
SMALL CAP FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.79%	5.94%				6.57%				7.32%
SMALL CAP FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%				14.29%
SMALL CAP FUND - Class F Prospectus | Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.81%	6.09%				9.62%				10.57%
SMALL CAP VALUE FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.30%	10.04%				7.90%													9.21%
Performance Inception Date		Dec. 20, 1994
SMALL CAP VALUE FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.96%	7.78%				6.19%													7.58%
SMALL CAP VALUE FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.44%	7.68%				6.06%													7.41%
SMALL CAP VALUE FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%													11.14%
SMALL CAP VALUE FUND - Class F Prospectus | Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.59%	8.88%				9.27%													9.86%
SMALL CAP GROWTH FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.45%	3.89%				8.22%																			8.74%
Performance Inception Date		Apr. 20, 1992
SMALL CAP GROWTH FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.10%	1.67%				6.56%																			7.34%
SMALL CAP GROWTH FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.32%	2.58%				6.28%																			7.05%
SMALL CAP GROWTH FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%																			10.83%
SMALL CAP GROWTH FUND - Class F Prospectus | Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.01%	3.18%				9.57%																			8.07%
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.70%	7.44%				8.25%										7.07%
Performance Inception Date		Oct. 31, 2000
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.60%	5.66%				7.01%										6.33%
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.93%	5.73%				6.56%										5.93%
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%										8.43%
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.91%	7.26%				10.40%										8.89%
MID-CAP FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.96%	9.84%				9.95%																		9.85%
Performance Inception Date		Feb. 16, 1993
MID-CAP FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.09%	7.19%				7.84%																		8.07%
MID-CAP FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.27%	7.31%				7.56%																		7.87%
MID-CAP FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%																		10.84%
MID-CAP FUND - Class F Prospectus | Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.60%	8.67%				11.01%																		10.91%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.45%	9.42%				9.00%								8.77%
Performance Inception Date		Oct. 28, 2004
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.38%	5.62%				6.27%								6.95%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.72%	6.78%				6.71%								6.98%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%								11.00%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.31%	8.01%				9.92%								8.98%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	13.15%				14.29%								10.88%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.44%	8.48%				7.48%							5.97%
Performance Inception Date		Jul. 27, 2006
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.24%	6.17%				5.53%							4.45%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.52%	6.27%				5.56%							4.43%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			32.39%	7.91%				8.41%							5.29%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			10.54%	6.29%				7.80%							7.02%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			21.09%	12.15%				12.17%							8.46%
Tax-Managed Managed Volatility Fund - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.02%	10.98%				10.22%						9.35%
Performance Inception Date		Dec. 20, 2007
Tax-Managed Managed Volatility Fund - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.65%	7.61%				8.05%						7.75%
Tax-Managed Managed Volatility Fund - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.35%	8.41%				8.08%						7.61%
Tax-Managed Managed Volatility Fund - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%						11.06%
Tax-Managed Managed Volatility Fund - Class F Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.31%	8.01%				9.92%						8.87%
Tax-Managed Managed Volatility Fund - Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	13.15%				14.29%						10.83%
Tax-Managed International Managed Volatility Fund - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.70%	8.08%		6.28%
Performance Inception Date		Oct. 17, 2016
Tax-Managed International Managed Volatility Fund - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			29.08%	7.31%		5.70%
Tax-Managed International Managed Volatility Fund - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			18.45%	6.29%		5.02%
Tax-Managed International Managed Volatility Fund - Class F Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			32.39%	7.91%		8.75%
Tax-Managed International Managed Volatility Fund - Class F Prospectus | MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			25.79%	6.20%		6.39%
Tax-Managed International Managed Volatility Fund - Class F Prospectus | MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			31.22%	8.92%		9.03%
REAL ESTATE FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.88%	6.86%				5.92%									7.89%
Performance Inception Date		Nov. 13, 2003
REAL ESTATE FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions^
Average Annual Return, Percent	[3]		(1.11%)	4.84%				3.44%									6.07%
REAL ESTATE FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares^
Average Annual Return, Percent	[3]		2.58%	4.80%				3.89%									5.96%
REAL ESTATE FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%									10.89%
REAL ESTATE FUND - Class F Prospectus | Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.47%	7.04%				5.74%									8.10%
CORE FIXED INCOME FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.04%	(0.94%)				1.99%																				5.21%
Performance Inception Date		May 01, 1987
CORE FIXED INCOME FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.50%	(2.14%)				0.58%																				3.26%
CORE FIXED INCOME FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.15%	(1.22%)				0.93%																				3.30%
CORE FIXED INCOME FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)				2.01%																				5.38%	[4]
HIGH YIELD BOND FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.54%	5.09%				6.51%														6.72%
Performance Inception Date		Jan. 11, 1995
HIGH YIELD BOND FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.85%	1.22%				3.00%														3.29%
HIGH YIELD BOND FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.40%	2.14%				3.42%														3.61%
HIGH YIELD BOND FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)				2.01%														4.63%
HIGH YIELD BOND FUND - Class F Prospectus | ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.50%	4.50%				6.44%															[5]
CONSERVATIVE INCOME FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.23%	3.19%			2.24%
Performance Inception Date		Apr. 22, 2016
CONSERVATIVE INCOME FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.48%	1.88%			1.32%
CONSERVATIVE INCOME FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.48%	1.88%			1.32%
CONSERVATIVE INCOME FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)			1.76%
CONSERVATIVE INCOME FUND - Class F Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.18%	3.17%			2.24%
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.61%	1.95%			1.38%
Performance Inception Date		Apr. 22, 2016
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.60%	1.94%			1.37%
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.60%	1.94%			1.37%
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)			1.76%
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.18%	3.17%			2.24%
REAL RETURN FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.04%	2.88%				2.69%					2.22%
Performance Inception Date		Jul. 02, 2009
REAL RETURN FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.24%	1.06%				1.53%					1.28%
REAL RETURN FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.56%	1.40%				1.56%					1.32%
REAL RETURN FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)				2.01%					2.81%
REAL RETURN FUND - Class F Prospectus | Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.55%	3.32%				3.16%					2.67%
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.81%	14.33%				13.71%	12.79%
Performance Inception Date		Jul. 30, 2015
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.45%	10.85%				11.51%	10.68%
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.12%	10.67%				10.84%	10.07%
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%	13.93%
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.62%	4.01%				4.20%			2.80%
Performance Inception Date		Mar. 31, 2010
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.51%	2.04%				2.83%			1.75%
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.36%	2.21%				2.69%			1.74%
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)				2.01%			2.60%
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.18%	3.17%				2.18%			1.41%
LARGE CAP FUND - Class I Prospectus | SIMT Large Cap Fund - Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[6]		17.59%	12.07%				12.17%				12.13%
Performance Inception Date	[6]	Sep. 30, 2009
LARGE CAP FUND - Class I Prospectus | SIMT Large Cap Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[6]		12.61%	8.72%				9.61%				9.77%
LARGE CAP FUND - Class I Prospectus | SIMT Large Cap Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[6]		13.80%	9.06%				9.45%				9.61%
LARGE CAP FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		17.88%	14.42%				14.82%				14.29%
LARGE CAP FUND - Class I Prospectus | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		17.37%	13.59%				14.59%				14.18%
LARGE CAP VALUE FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[7]		18.64%	11.82%				9.68%																8.75%
Performance Inception Date	[7]	Oct. 03, 1994
LARGE CAP VALUE FUND - Class I Prospectus | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[7]		15.01%	9.61%				8.02%																7.34%
LARGE CAP VALUE FUND - Class I Prospectus | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[7]		13.56%	9.12%				7.59%																7.12%
LARGE CAP VALUE FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7]		17.88%	14.42%				14.82%																11.05%
LARGE CAP VALUE FUND - Class I Prospectus | Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7]		15.91%	11.33%				10.53%																9.89%
LARGE CAP GROWTH FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[8]		17.97%	13.98%				15.69%													10.21%
Performance Inception Date	[8]	Dec. 20, 1994
LARGE CAP GROWTH FUND - Class I Prospectus | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[8]		11.80%	9.74%				12.54%													8.75%
LARGE CAP GROWTH FUND - Class I Prospectus | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[8]		14.06%	10.29%				12.29%													8.56%
LARGE CAP GROWTH FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[8]		17.88%	14.42%				14.82%													11.14%
LARGE CAP GROWTH FUND - Class I Prospectus | Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[8]		18.56%	15.32%				18.13%													11.80%
S&P 500 Index Fund - Class I Prospectus | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[9]		17.09%	13.67%				14.07%												9.50%
Performance Inception Date	[9]	Feb. 28, 1996
S&P 500 Index Fund - Class I Prospectus | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[9]		14.86%	11.57%				12.47%												8.55%
S&P 500 Index Fund - Class I Prospectus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[9]		11.63%	10.56%				11.39%												8.06%
S&P 500 Index Fund - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[9]		17.88%	14.42%				14.82%												10.22%
SMALL CAP FUND - Class I Prospectus | SIMT Small Cap Fund - Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[10]		10.06%	8.29%				8.76%				9.57%
Performance Inception Date	[10]	Sep. 30, 2009
SMALL CAP FUND - Class I Prospectus | SIMT Small Cap Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[10]		7.52%	5.57%				6.77%				7.49%
SMALL CAP FUND - Class I Prospectus | SIMT Small Cap Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[10]		7.79%	5.94%				6.57%				7.32%
SMALL CAP FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[10]		17.88%	14.42%				14.82%				14.29%
SMALL CAP FUND - Class I Prospectus | Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[10]		12.81%	6.09%				9.62%				10.57%
SMALL CAP VALUE FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[11]		13.04%	9.79%				7.66%													8.91%
Performance Inception Date	[11]	Dec. 20, 1994
SMALL CAP VALUE FUND - Class I Prospectus | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[11]		10.75%	7.57%				6.00%													7.33%
SMALL CAP VALUE FUND - Class I Prospectus | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[11]		9.27%	7.49%				5.88%													7.16%
SMALL CAP VALUE FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[11]		17.88%	14.42%				14.82%													11.14%
SMALL CAP VALUE FUND - Class I Prospectus | Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[11]		12.59%	8.88%				9.27%													9.86%
SMALL CAP GROWTH FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[12]		4.18%	3.63%				7.94%																			8.43%
Performance Inception Date	[12]	Apr. 20, 1992
SMALL CAP GROWTH FUND - Class I Prospectus | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[12]		1.63%	1.26%				6.19%																			7.01%
SMALL CAP GROWTH FUND - Class I Prospectus | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[12]		4.31%	2.36%				6.03%																			6.76%
SMALL CAP GROWTH FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[12]		17.88%	14.42%				14.82%																			10.83%
SMALL CAP GROWTH FUND - Class I Prospectus | Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[12]		13.01%	3.18%				9.57%																			8.07%
MID-CAP FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[13]		9.78%	9.62%				9.71%																		9.57%
Performance Inception Date	[13]	Feb. 16, 1993
MID-CAP FUND - Class I Prospectus | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[13]		5.01%	7.03%				7.68%																		7.80%
MID-CAP FUND - Class I Prospectus | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[13]		9.12%	7.14%				7.39%																		7.61%
MID-CAP FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[13]		17.88%	14.42%				14.82%																		10.84%
MID-CAP FUND - Class I Prospectus | Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[13]		10.60%	8.67%				11.01%																		10.91%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[14]		10.45%	9.42%				9.00%								8.77%
Performance Inception Date	[14]	Oct. 28, 2004
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[14]		6.38%	5.62%				6.27%								6.95%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[14]		8.72%	6.78%				6.71%								6.98%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[14]		17.88%	14.42%				14.82%								11.00%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[14]		7.31%	8.01%				9.92%								8.98%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[14]		17.15%	13.15%				14.29%								10.88%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[15]		11.34%	7.86%				7.03%							5.60%
Performance Inception Date	[15]	Jul. 27, 2006
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[15]		9.35%	5.59%				5.13%							4.10%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[15]		8.13%	5.80%				5.22%							4.13%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[15]		32.39%	7.91%				8.41%							5.29%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[15]		10.54%	6.29%				7.80%							7.02%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[15]		21.09%	12.15%				12.17%							8.46%
REAL ESTATE FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[16]		1.42%	6.58%				5.67%									7.63%
Performance Inception Date	[16]	Nov. 13, 2003
REAL ESTATE FUND - Class I Prospectus | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions^
Average Annual Return, Percent	[16],[17]		(1.41%)	4.67%				3.28%									5.89%
REAL ESTATE FUND - Class I Prospectus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares^
Average Annual Return, Percent	[16],[17]		2.31%	4.63%				3.75%									5.79%
REAL ESTATE FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[16]		17.88%	14.42%				14.82%									10.89%
REAL ESTATE FUND - Class I Prospectus | Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[16]		3.47%	7.04%				5.74%									8.10%
CORE FIXED INCOME FUND - Class I Prospectus | CLASS I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[18]		6.70%	(1.16%)				1.75%																				4.85%
Performance Inception Date	[18]	May 01, 1987
CORE FIXED INCOME FUND - Class I Prospectus | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[18]		5.26%	(2.28%)				0.44%																				2.97%
CORE FIXED INCOME FUND - Class I Prospectus | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[18]		3.95%	(1.35%)				0.79%																				3.03%
CORE FIXED INCOME FUND - Class I Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[18]		7.30%	(0.36%)				2.01%																				5.38%	[19]
HIGH YIELD BOND FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[20]		7.05%	4.88%				6.26%														6.42%
Performance Inception Date	[20]	Jan. 11, 1995
HIGH YIELD BOND FUND - Class I Prospectus | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[20]		3.46%	1.05%				2.81%														3.03%
HIGH YIELD BOND FUND - Class I Prospectus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[20]		4.11%	2.00%				3.25%														3.39%
HIGH YIELD BOND FUND - Class I Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[20]		7.30%	(0.36%)				2.01%														4.63%
HIGH YIELD BOND FUND - Class I Prospectus | ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[20]		8.50%	4.50%				6.44%															[21]
REAL RETURN FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[22]		6.04%	2.88%				2.69%					2.22%
Performance Inception Date	[22]	Jul. 02, 2009
REAL RETURN FUND - Class I Prospectus | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[22]		4.24%	1.06%				1.53%					1.28%
REAL RETURN FUND - Class I Prospectus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[22]		3.56%	1.40%				1.56%					1.32%
REAL RETURN FUND - Class I Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[22]		7.30%	(0.36%)				2.01%					2.81%
REAL RETURN FUND - Class I Prospectus | Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[22]		6.55%	3.32%				3.16%					2.67%
LARGE CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[23]		17.85%	12.34%				12.44%				12.32%
Performance Inception Date	[23]	Sep. 30, 2009
LARGE CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[23]		12.80%	8.92%				9.82%				9.81%
LARGE CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[23]		14.00%	9.26%				9.66%				9.65%
LARGE CAP FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees,expenses or taxes)
Average Annual Return, Percent	[23]		17.88%	14.42%				14.82%				14.29%
LARGE CAP FUND - Class Y Prospectus | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[23]		17.37%	13.59%				14.59%				14.18%
LARGE CAP VALUE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[24]		19.22%	12.35%				10.20%																9.12%
Performance Inception Date	[24]	Oct. 03, 1994
LARGE CAP VALUE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[24]		15.42%	9.99%				8.40%																7.49%
LARGE CAP VALUE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[24]		14.01%	9.52%				7.98%																7.27%
LARGE CAP VALUE FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees,expenses or taxes)
Average Annual Return, Percent	[24]		17.88%	14.42%				14.82%																11.05%
LARGE CAP VALUE FUND - Class Y Prospectus | Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[24]		15.91%	11.33%				10.53%																9.89%
LARGE CAP GROWTH FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[25]		18.54%	14.52%				16.23%													10.60%
Performance Inception Date	[25]	Dec. 20, 1994
LARGE CAP GROWTH FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[25]		12.59%	10.41%				13.13%													9.11%
LARGE CAP GROWTH FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[25]		14.16%	10.73%				12.75%													8.88%
LARGE CAP GROWTH FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees,expenses or taxes)
Average Annual Return, Percent	[25]		17.88%	14.42%				14.82%													11.14%
LARGE CAP GROWTH FUND - Class Y Prospectus | Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[25]		18.56%	15.32%				18.13%													11.80%
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[26]		17.23%	12.14%				12.23%											7.49%
Performance Inception Date	[26]	Mar. 05, 1998
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[26]		16.72%	10.70%				11.07%											6.87%
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[26]		10.53%	9.42%				9.89%											6.28%
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees,expenses or taxes)
Average Annual Return, Percent	[26]		17.88%	14.42%				14.82%											8.98%
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[26]		17.37%	13.59%				14.59%											9.06%
SMALL CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[27]		10.33%	8.56%				9.02%				9.75%
Performance Inception Date	[27]	Sep. 30, 2009
SMALL CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[27]		7.76%	5.79%				7.00%				7.61%
SMALL CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[27]		7.97%	6.14%				6.78%				7.42%
SMALL CAP FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[27]		17.88%	14.42%				14.82%				14.29%
SMALL CAP FUND - Class Y Prospectus | Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[27]		12.81%	6.09%				9.62%				10.57%
SMALL CAP VALUE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[28]		13.57%	10.32%				8.17%													9.30%
Performance Inception Date	[28]	Dec. 20, 1994
SMALL CAP VALUE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[28]		11.16%	7.98%				6.39%													7.59%
SMALL CAP VALUE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[28]		9.64%	7.88%				6.26%													7.41%
SMALL CAP VALUE FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[28]		17.88%	14.42%				14.82%													11.14%
SMALL CAP VALUE FUND - Class Y Prospectus | Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[28]		12.59%	8.88%				9.27%													9.86%
SMALL CAP GROWTH FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[29]		4.73%	4.15%				8.48%																			8.82%
Performance Inception Date	[29]	Apr. 20, 1992
SMALL CAP GROWTH FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[29]		2.38%	1.92%				6.83%																			7.42%
SMALL CAP GROWTH FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[29]		4.49%	2.78%				6.50%																			7.11%
SMALL CAP GROWTH FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[29]		17.88%	14.42%				14.82%																			10.83%
SMALL CAP GROWTH FUND - Class Y Prospectus | Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[29]		13.01%	3.18%				9.57%																			8.07%
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[30]		8.92%	7.68%				8.49%										7.18%
Performance Inception Date	[30]	Oct. 31, 2000
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[30]		7.76%	5.84%				7.20%										6.36%
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[30]		6.10%	5.91%				6.74%										5.97%
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[30]		17.88%	14.42%				14.82%										8.43%
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[30]		11.91%	7.26%				10.40%										8.89%
MID-CAP FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[31]		10.23%	10.12%				10.22%																		9.93%
Performance Inception Date	[31]	Feb. 16, 1993
MID-CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[31]		5.27%	7.38%				8.03%																		8.07%
MID-CAP FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[31]		9.46%	7.51%				7.76%																		7.88%
MID-CAP FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[31]		17.88%	14.42%				14.82%																		10.84%
MID-CAP FUND - Class Y Prospectus | Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[31]		10.60%	8.67%				11.01%																		10.91%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[32]		10.73%	9.69%				9.27%								8.91%
Performance Inception Date	[32]	Oct. 28, 2004
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[32]		6.57%	5.80%				6.46%								6.90%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[32]		8.92%	6.96%				6.90%								6.93%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[32]		17.88%	14.42%				14.82%								11.00%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[32]		7.31%	8.01%				9.92%								8.98%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[32]		17.15%	13.15%				14.29%								10.88%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[33]		13.68%	8.75%				7.75%							6.12%
Performance Inception Date	[33]	Jul. 27, 2006
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[33]		11.42%	6.37%				5.72%							4.48%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[33]		9.71%	6.47%				5.75%							4.46%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[33]		32.39%	7.91%				8.41%							5.29%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[33]		10.54%	6.29%				7.80%							7.02%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[33]		21.09%	12.15%				12.17%							8.46%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[34]		11.29%	11.24%				10.49%						9.51%
Performance Inception Date	[34]	Dec. 20, 2007
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[34]		5.84%	7.80%				8.25%						7.73%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[34]		10.56%	8.61%				8.28%						7.59%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[34]		17.88%	14.42%				14.82%						11.06%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[34]		7.31%	8.01%				9.92%						8.87%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[34]		17.15%	13.15%				14.29%						10.83%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			30.07%	8.35%		6.54%
Performance Inception Date		Oct. 17, 2016
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			29.38%	7.50%		5.89%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			18.72%	6.49%		5.22%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			32.39%	7.91%		8.75%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			25.79%	6.20%		6.39%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			31.22%	8.92%		9.03%
REAL ESTATE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[35]		2.06%	7.12%				6.18%									8.02%
Performance Inception Date	[35]	Nov. 13, 2003
REAL ESTATE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions^
Average Annual Return, Percent	[35],[36]		(1.03%)	4.99%				3.58%									6.14%
REAL ESTATE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares^
Average Annual Return, Percent	[35],[36]		2.69%	4.96%				4.04%									6.04%
REAL ESTATE FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[35]		17.88%	14.42%				14.82%									10.89%
REAL ESTATE FUND - Class Y Prospectus | Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[35]		3.47%	7.04%				5.74%									8.10%
CORE FIXED INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[37]		7.30%	(0.69%)				2.24%																				5.28%
Performance Inception Date	[37]	May 01, 1987
CORE FIXED INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[37]		5.65%	(1.99%)				0.73%																				3.31%
CORE FIXED INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[37]		4.30%	(1.08%)				1.07%																				3.35%
CORE FIXED INCOME FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[37]		7.30%	(0.36%)				2.01%																				5.38%	[38]
HIGH YIELD BOND FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[39]		7.81%	5.35%				6.76%														6.81%
Performance Inception Date	[39]	Jan. 11, 1995
HIGH YIELD BOND FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[39]		4.00%	1.37%				3.13%														3.34%
HIGH YIELD BOND FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[39]		4.55%	2.29%				3.56%														3.65%
HIGH YIELD BOND FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[39]		7.30%	(0.36%)				2.01%														4.63%
HIGH YIELD BOND FUND - Class Y Prospectus | ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[39]		8.50%	4.50%				6.44%															[40]
CONSERVATIVE INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.33%	3.30%			2.35%
Performance Inception Date		Apr. 22, 2016
CONSERVATIVE INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.54%	1.95%			1.38%
CONSERVATIVE INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.54%	1.94%			1.38%
CONSERVATIVE INCOME FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)			1.76%
CONSERVATIVE INCOME FUND - Class Y Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.18%	3.17%			2.24%
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.71%	2.07%			1.48%
Performance Inception Date		Apr. 22, 2016
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.70%	2.06%			1.48%
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.70%	2.05%			1.47%
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)			1.76%
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.18%	3.17%			2.24%
REAL RETURN FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[41]		6.12%	2.97%				2.79%					2.29%
Performance Inception Date	[41]	Jul. 02, 2009
REAL RETURN FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[41]		4.28%	1.11%				1.59%					1.33%
REAL RETURN FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[41]		3.61%	1.46%				1.62%					1.37%
REAL RETURN FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[41]		7.30%	(0.36%)				2.01%					2.81%
REAL RETURN FUND - Class Y Prospectus | Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[41]		6.55%	3.32%				3.16%					2.67%
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.12%	14.61%				13.98%	13.06%
Performance Inception Date		Jul. 30, 2015
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.68%	11.06%				11.69%	10.87%
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.31%	10.87%				11.02%	10.26%
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%				14.82%	13.93%
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[42]		10.81%	4.29%				4.46%			2.97%
Performance Inception Date	[42]	Mar. 31, 2010
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[42]		8.58%	2.20%				2.98%			1.82%
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[42]		6.47%	2.37%				2.85%			1.82%
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[42]		7.30%	(0.36%)				2.01%			2.60%
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[42]		4.18%	3.17%				2.18%			1.41%
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.10%	1.28%				4.76%		4.14%
Performance Inception Date		Apr. 09, 2012
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.79%	(1.03%)				2.46%		2.01%
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.17%	0.03%				2.85%		2.43%
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))
Average Annual Return, Percent			32.39%	7.91%				8.41%		6.99%
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | MSCI World Index (net) (Hedged) (USD) (reflects no deductions for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (net) (Hedged) (USD) (reflects no deductions for fees, expenses or taxes (except foreign withholding taxes))
Average Annual Return, Percent			19.03%	13.67%				12.99%		12.74%
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.28%	8.30%				8.84%		8.79%
MULTI-ASSET INCOME FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.07%	3.47%				5.04%		5.27%
Performance Inception Date		Apr. 09, 2012
MULTI-ASSET INCOME FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.80%	1.25%				3.08%		3.21%
MULTI-ASSET INCOME FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.05%	1.68%				3.04%		3.18%
MULTI-ASSET INCOME FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)				2.01%		2.01%
MULTI-ASSET INCOME FUND - Class F Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.99%	3.61%				5.67%		5.36%
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.82%	5.81%				3.04%		1.15%
Performance Inception Date		Apr. 09, 2012
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.01%	3.38%				1.58%		0.09%
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.74%	3.47%				1.74%		0.44%
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.57%	6.04%				4.99%		2.93%
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)				2.01%		2.01%
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.49%	3.19%				3.02%		2.45%
Performance Inception Date		Apr. 09, 2012
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.77%	1.82%				1.96%		1.58%
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.92%	1.91%				1.91%		1.56%
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.97%	2.61%				2.75%		2.38%
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)				2.01%		2.01%
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[43]		12.42%	1.51%				4.98%		4.33%
Performance Inception Date	[43]	Apr. 09, 2012
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[43]		11.01%	(0.89%)				2.61%		2.14%
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[43]		7.36%	0.16%				2.99%		2.55%
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))
Average Annual Return, Percent	[43]		32.39%	7.91%				8.41%		6.99%
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[43]		13.28%	8.30%				8.84%		8.79%
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | MSCI World Index (net) (Hedged) (USD) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (net) (Hedged) (USD) (reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes))
Average Annual Return, Percent	[43]		19.03%	13.67%				12.99%		12.74%
MULTI-ASSET INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[44]		10.18%	3.57%				5.14%		5.36%
Performance Inception Date	[44]	Apr. 09, 2012
MULTI-ASSET INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[44]		7.87%	1.31%				3.14%		3.26%
MULTI-ASSET INCOME FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[44]		6.11%	1.74%				3.10%		3.23%
MULTI-ASSET INCOME FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[44]		7.30%	(0.36%)				2.01%		2.01%
MULTI-ASSET INCOME FUND - Class Y Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[44]		9.99%	3.61%				5.67%		5.36%
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[45]		8.11%	6.09%				3.29%		1.36%
Performance Inception Date	[45]	Apr. 09, 2012
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[45]		6.19%	3.55%				1.74%		0.21%
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[45]		4.92%	3.64%				1.90%		0.56%
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[45]		9.57%	6.04%				4.99%		2.93%
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[45]		7.30%	(0.36%)				2.01%		2.01%
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[46]		6.49%	3.28%				3.10%		2.52%
Performance Inception Date	[46]	Apr. 09, 2012
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[46]		5.72%	1.86%				2.00%		1.63%
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[46]		3.92%	1.96%				1.96%		1.60%
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[46]		7.30%	(0.36%)				2.01%		2.01%
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[46]		5.97%	2.61%				2.75%		2.38%

[1]	The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994.
[2]	The Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Predecessor Fund). The Fund commenced operations on September 17, 2007. Accordingly, for periods prior to September 17, 2007, performance information is based on the performance of the Predecessor Fund's Class A Shares.
[3]	After tax figures are based on estimated amounts for the periods ended December 31, 2025.
[4]	The benchmark's "Since Inception" return period begins 4/30/1987 due to the index provider calculating only month-end data points at that time.
[5]	The ICE BofA U.S. High Yield Constrained Index Return for the "Since Inception" period is not provided because returns for the index are not available prior to 1996.
[6]	As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.
[7]	The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares. The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994.
[8]	The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[9]	The Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Predecessor Fund). The Fund commenced operations on September 17, 2007. Accordingly, for periods prior to September 17, 2007, the performance information is based on the performance of the Predecessor Fund's Class A Shares (prior to June 28, 2002) and Class I Shares (between June 28, 2002 and September 16, 2007).
[10]	As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.
[11]	The Fund's Class I Shares commenced operations on February 11, 2002. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[12]	The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[13]	The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[14]	The Fund's Class I Shares are not currently in operation and therefore have no current performance history. Accordingly, the Fund's average annual total returns shown are those of the Class F Shares, which have not been adjusted to reflect the higher expenses of the Class I Shares (which would have lowered performance).
[15]	The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[16]	The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[17]	After tax figures are based on estimated amounts for the periods ended December 31, 2025.
[18]	The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[19]	The benchmark's "Since Inception" return period begins 4/30/1987 due to the index provider calculating only month-end data points at that time.
[20]	The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[21]	The ICE BofA U.S. High Yield Constrained Index Return for the "Since Inception" period is not provided because returns for the index are not available prior to 1996.
[22]	As of January 31, 2026, Class I Shares of the Fund had not commenced operations and did not have a performance history. For periods prior to December 31, 2025, the performance of the Fund's Class F Shares has been used. Returns for Class I Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class I Shares have higher total annual fund operating expenses than Class F Shares.
[23]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[24]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares. The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994.
[25]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[26]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[27]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[28]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[29]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[30]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[31]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[32]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[33]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[34]	The Fund's Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[35]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[36]	After tax figures are based on estimated amounts for the periods ended December 31, 2025.
[37]	The Fund's Class Y Shares commenced operations on June 30, 2015. For periods prior to June 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[38]	The benchmark's "Since Inception" return period begins 4/30/1987 due to the index provider calculating only month-end data points at that time.
[39]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[40]	The ICE BofA U.S. High Yield Constrained Index Return for the "Since Inception" period is not provided because returns for the index are not available prior to 1996.
[41]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[42]	The Fund's Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[43]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[44]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[45]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[46]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.